Consolidated Statements of Stockholders' Deficit For the Six Months Ended June 30, 2011 (unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 757,742	$ 4,824,045	$ (7,425,682)		$ (1,843,895)
Balance (in Shares) at Dec. 31, 2008	75,774,233
Common shares issued for cash	402,400	122,577			524,977
Common shares issued for cash (in Shares)	40,240,000
Common shares issued for conversion of loans payable	132,000				132,000
Common shares issued for conversion of loans payable (in Shares)	13,200,000
Common shares issued for services	68,500				68,500
Common shares issued for services (in Shares)	6,850,000
Net loss			(1,473,225)		(1,473,225)
Balance at Dec. 31, 2009	1,360,642	4,946,622	(8,898,907)		(2,591,643)
Balance (in Shares) at Dec. 31, 2009	136,064,233
Common shares issued for cash	74,455	48,545			123,000
Common shares issued for cash (in Shares)	7,445,417
Common shares issued for conversion of loans payable - related party	60,000				60,000
Common shares issued for conversion of loans payable - related party (in Shares)	6,000,000
Common shares issued for conversion of loans payable	60,000				60,000
Common shares issued for conversion of loans payable (in Shares)	6,000,000
Common shares issued for services	40,000				40,000
Common shares issued for services (in Shares)	4,000,000
Effect of Stock Exchange on April 2, 2010	(1,387,429)	1,402,429			15,000
Effect of Stock Exchange on April 2, 2010 (in Shares)	(95,848,349)
Noncontrolling interest at date of Stock Exchange	(100,007)	(342,217)	613,880	(171,656)
Noncontrolling interest at date of Stock Exchange (in Shares)	(10,000,662)
Recapitalization		(67,994)			(67,994)
Balance at Apr. 02, 2010
Balance at Dec. 31, 2009	1,360,642	4,946,622	(8,898,907)		(2,591,643)
Balance (in Shares) at Dec. 31, 2009	136,064,233
Stock issuance costs		(23,000)			(23,000)
In kind contribution of services		347,846			347,846
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest	439	2,195		53,215	55,849
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest (in Shares)	439,024
Net loss			(2,496,892)	(112,507)	(2,609,399)
Balance at Dec. 31, 2010	110,954	7,176,106	(10,781,919)	(230,948)	(3,725,807)
Balance (in Shares) at Dec. 31, 2010	110,953,778
Balance at Apr. 02, 2010
Common shares issued for cash	39,070	494,055			533,125
Common shares issued for cash (in Shares)	39,069,732
Common shares issued for conversion of loans payable - related party	2,500	22,500			25,000
Common shares issued for conversion of loans payable - related party (in Shares)	2,500,000
Common shares issued for conversion of loans payable	13,584	209,666			223,250
Common shares issued for conversion of loans payable (in Shares)	13,584,383
Common shares issued for services	7,700	135,459			143,159
Common shares issued for services (in Shares)	7,700,000
Balance at Dec. 31, 2010	110,954	7,176,106			(3,725,807)
Balance (in Shares) at Dec. 31, 2010	110,953,778
Balance at Jun. 30, 2010
Common shares issued for conversion of loans payable	13,584	209,666			223,250
Common shares issued for conversion of loans payable (in Shares)	13,584,383
Balance at Dec. 31, 2010	110,954	7,176,106	(10,781,919)	(230,948)	(3,725,807)
Balance (in Shares) at Dec. 31, 2010	110,953,778
Common shares issued for cash	8,024	94,976			103,000
Common shares issued for cash (in Shares)	8,024,281
Common shares issued for conversion of loans payable - related party	4,056	33,444			37,500
Common shares issued for conversion of loans payable - related party (in Shares)	4,055,556
Common shares issued for conversion of loans payable	7,000	93,000			100,000
Common shares issued for conversion of loans payable (in Shares)	7,000,000
Common shares issued for conversion of accrued salaries to related party	32,857	197,143			230,000
Common shares issued for conversion of accrued salaries to related party (in Shares)	32,857,143
Common shares issued for conversion of accounts payable	357	2,143			2,500
Common shares issued for conversion of accounts payable (in Shares)	357,143
Common shares issued for services	5,617	125,633			131,250
Common shares issued for services (in Shares)	5,616,666
Net loss			(478,199)	(17,323)	(495,522)
Balance at Jun. 30, 2011	$ 168,865	$ 7,722,445	$ (11,260,118)	$ (248,271)	$ (3,617,079)
Balance (in Shares) at Jun. 30, 2011	168,864,567